Property, plant and equipment, net (Tables)	12 Months Ended
Jan. 03, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
	2020		2019

Acquisition cost	Ps.	905,840	305,874
Accumulated depreciation		(114,713)	(98,524)

	Ps.	791,127	207,350

Schedule of property, plant and equipment, net acquisition cost
Acquisition cost:	As of January 1, 2019		Additions	Disposals	As of December 31, 2019

Land	Ps.	-	47,124	-	47,124
Molds		37,515	3,754	-	41,269
Vehicles		1,602	-	-	1,602
Computers and equipment		59,640	7,183	-	66,823
Leasehold improvements		24,492	5,390	-	29,882
Construction in progress		-	119,174	-	119,174

	Ps.	123,249	182,625	-	305,874
Acquisition cost:	As of December 31, 2019		Additions	Disposals	As of January 3, 2021

Land	Ps.	47,124	2,132	-	49,256
Molds		41,269	85,049	(22)	126,296
Vehicles		1,602	28,740	(17,235)	13,107
Computers and equipment		66,823	3,273	(2,056)	68,040
Leasehold improvements		29,882	4,426	-	34,308
Buildings		-	326,644	-	326,644
Construction in progress		119,174	169,015	-	288,189

	Ps.	305,874	619,279	(19,313)	905,840

Schedule of property, plant and equipment accumulated depreciation
Accumulated depreciation:	As of January 1, 2019		Depreciation expense	Eliminated on disposals	As of December 31, 2019

Molds	Ps.	(22,963)	(2,685)	-	(25,648)
Vehicles		(1,446)	(59)	-	(1,505)
Computers and equipment		(36,500)	(11,503)	-	(48,003)
Leasehold improvements		(19,368)	(4,000)	-	(23,368)

	Ps.	(80,277)	(18,247)	-	(98,524)
Accumulated depreciation:	As of December 31, 2019		Depreciation expense	Eliminated on disposals	As of January 3, 2021

Molds	Ps.	(25,648)	(3,636)	-	(29,284)
Vehicles		(1,505)	(633)	-	(2,138)
Computers and equipment		(48,003)	(9,837)	1,043	(56,797)
Leasehold improvements		(23,368)	(1,856)	-	(25,224)
Buildings		-	(1,270)	-	(1,270)

	Ps.	(98,524)	(17,232)	1,043	(114,713)